Summary of Book Values of Outstanding Subordinated Debentures (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Outstanding [Line Items]
Floating Rate Capital Debt	$ 277.0	$ 276.9
NTC Capital I Subordinated Debentures Due January 15th 2027
Debt Outstanding [Line Items]
Floating Rate Capital Debt	153.9	153.8
NTC Capital II Subordinated Debentures Due April 15th 2027
Debt Outstanding [Line Items]
Floating Rate Capital Debt	$ 123.1	$ 123.1